Earnings (loss) per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings (loss) per share
Schedule of earnings per share basic and diluted

The following table reconciles the numerators and denominators used in the computation of basic and diluted earnings (loss) per share from continuing operations:

	Three months ended	Six months ended
(in $ millions, except share and per share data)	June 30, 2022	June 30, 2022
Numerator – Basic and diluted earnings (loss) per share:
Net income attributable to the Company’s Class A common stockholders (A)	$21	$21
Add: Net loss attributable to non-controlling interests in subsidiaries (1)	(23)	(114)
Net loss attributable to the Company’s Class A and Class B common stockholders – Diluted (B)	$(2)	$(93)

Denominator – Basic and diluted weighted average number of shares outstanding:
Weighted average number of Class A common stock outstanding – Basic (C)	48,867,969	48,867,969
Assumed exercise of GBTG MIP Options	1,003,771	1,003,771
Assumed conversion of Class B common stock	394,448,481	394,448,481
Weighted average number of Class A common stock outstanding – Diluted (D)	444,320,221	444,320,221

Basic earnings per share attributable to the Company’s Class A common stockholders: (A) / (C)	$0.44	$0.44

Diluted loss per share attributable to the Company’s Class A and Class B common stockholders: (B) / (D)	$—	$(0.21)
(1)	Primarily represents net loss attributed to the Continuing JerseyCo Owners for the periods prior to the Business Combination and their proportionate share of income (loss) after the Business Combination.